SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex- US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated April 23, 2020
to the Prospectus dated September 30, 2019, as restated March 18, 2020 and as amended on
March 30, 2020 and April 3, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the World Equity Ex-US Fund

In the Fund Summary for the World Equity Ex-US Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to BlackRock International Ltd. and EARNEST Partners LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Equity Ex-US Fund," the text relating to BlackRock International Ltd. and EARNEST Partners LLC is hereby deleted.

Change in Portfolio Management of the Screened World Equity Ex-US Fund

In the Fund Summary for the Screened World Equity Ex-US Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to EARNEST Partners LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wells Capital Management Incorporated	Dale Winner, CFA	Since 2020	Lead Portfolio Manager, EverKey Global Equity
	Venk Lal	Since 2020	Associate Portfolio Manager, Head of EverKey Investment Risk and Strategy, EverKey Global Equity

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Screened World Equity Ex-US Fund," the text relating to EARNEST Partners LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 12th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Screened World Equity Ex-US Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. On or about the November 1, 2018, Analytic Investors, LLC fully transitioned its investment advisory business and operations to WellsCap. A team of investment professionals at the Analytic Investors team at Wells Fargo Asset Management (WFAM) manages the portion of the Screened World Equity Ex-US Fund's assets allocated to WellsCap. Dale Winner is the lead portfolio manager for the EverKey Global Equity team at WFAM where he is responsible for the portfolio management of all EverKey Global strategies. Mr. Winner joined WFAM in 2012 from EverKey Global Partners where he served as a founding partner since 2007 and was involved in both research (senior analyst/Europe) and portfolio management. Venkateshwar Lal is an associate portfolio manager and head of EverKey investment risk and strategy for the EverKey Global Equity team at WFAM. He joined WFAM in 2012 from EverKey Global Partners where he served as a founding partner and head of risk and trading since 2007. Since 2013, Mr. Lal has also served on WFAM's WealthBuilder Investment Committee.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1269 (04/20)

SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated April 23, 2020
to the Statement of Additional Information ("SAI") dated September 30, 2019, as amended on
December 13, 2019, December 20, 2019, March 30, 2020 and April 3, 2020

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the references to "BlackRock International Ltd." and "EARNEST Partners LLC" are hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to BlackRock International Ltd. and EARNEST Partners LLC is hereby deleted.

In addition, under the same heading, under the sub-heading titled "Wells Capital Management Incorporated," the reference to "U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US and Core Fixed Income Funds" is hereby deleted and replaced with "U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds."

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "WellsCap," the paragraphs thereunder are hereby deleted and replaced with the following:

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds. The following information relates to the period ended December 31, 2019.

The compensation structure for WellsCap's portfolio managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer term period. WellsCap participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions. In addition to surveys, WellsCap also considers prior professional experience, tenure, seniority and a portfolio manager's team size, scope and assets under management when determining his/her fixed base salary. In addition, portfolio managers, who meet the eligibility requirements, may participate in Wells Fargo's 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

WellsCap's investment incentive program plays an important role in aligning the interests of WellsCap's portfolio managers, investment team members, clients and shareholders. Incentive awards for portfolio managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1, 3, and 5- year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Average Annual Total Returns" table in the Prospectus. Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as long term incentive. The long term portion of incentives generally carry a pro-rated vesting schedule over a three year period. For many of WellCap's portfolio managers, WellsCap further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, WellsCap's investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).

Ownership of Fund Shares. As of December 31, 2019, WellsCap's portfolio managers did not beneficially own any shares of the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US or Core Fixed Income Funds.

Other Accounts. As of December 31, 2019, in addition to the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds, WellsCap's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in XX)	Number of Accounts		Total Assets (in XX)	Number of Accounts		Total Assets (in XX)
Thomas O'Connor, CFA	8		$18,136.56	5		$3,122.65	36		$13,510.16
	0	*	$0	1	*	$50.62	2	*	$841.99
Maulik Bhansali, CFA	8		$18,136.56	5		$3,122.65	36		$13,510.16
	0	*	$0	1	*	$50.62	2	*	$841.99
Jarad Vasquez	8		$18,136.56	5		$3,122.65	36		$13,510.16
	0	*	$0	1	*	$50.62	2	*	$841.99
Dale Winner, CFA**	4		$1,330.65	2		$118.69	2		$77.38
	0	*	$0	0	*	$0	0	*	$0
Venkateshwar (Venk) Lal	4		$1,330.65	2		$118.69	2		$5,974.93
	0	*	$0	0	*	$0	0	*	$504.79
Dennis Bein	17		$5,319.51	19		$7,950.80	20		$6,373.30
	0	*	$0	2	*	$174.24	3	*	$504.79
Harindra de Silva, Ph.D.	19		$5,769.38	22		$8,047.39	26		$374.73
	0	*	$0	2	*	$174.24	3	*	$266.66
David Krider	6		$2,107.11	14		$3,693.97	5		$283.39
	0	*	$0	2	*	$174.24	2	*	$238.13
Ryan Brown	9		$2,694.46	5		$4,256.83	3		$5,974.93
	0	*	$0	0	*	$0	1	*	$504.79

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US and Core Fixed Income Funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds and other accounts because the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for another. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, WellsCap has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, WellsCap has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US and Core Fixed Income Funds and any personal accounts the Portfolio Managers may maintain.

In addition, under the same heading, the sub-headings titled "BIL" and "EARNEST" and the paragraphs thereunder are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1270 (04/20)